RS - Summary of Fair Value of cash-settled Performance Share Unit Programs (Details)	12 Months Ended
Dec. 31, 2023 EUR (€) € / shares
April 2020 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 34.00
Remaining Performance Term of Program in Years	3 months
Risk-free Interest Rate in %	3.56%
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 0.01
April 2020 Performance Share Unit Program | Morphosys share
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	76.43%
April 2020 Performance Share Unit Program | NASDAQ biotech index
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	19.14%
June 2020 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 34.00
Remaining Performance Term of Program in Years	5 months 1 day
Risk-free Interest Rate in %	3.51%
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 1.77
June 2020 Performance Share Unit Program | Morphosys share
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	76.43%
June 2020 Performance Share Unit Program | NASDAQ biotech index
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	19.14%
April 2021 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 34.00
Remaining Performance Term of Program in Years	1 year 3 months
Risk-free Interest Rate in %	2.93%
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 15.55
April 2021 Performance Share Unit Program | Morphosys share
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	79.21%
April 2021 Performance Share Unit Program | NASDAQ biotech index
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	18.66%
October 2021 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 34.00
Remaining Performance Term of Program in Years	1 year 9 months
Risk-free Interest Rate in %	2.55%
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 22.82
October 2021 Performance Share Unit Program | Morphosys share
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	73.66%
October 2021 Performance Share Unit Program | NASDAQ biotech index
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	18.38%
June 2022 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 34.00
Remaining Performance Term of Program in Years	2 years 5 months 1 day
Risk-free Interest Rate in %	2.32%
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 24.64
June 2022 Performance Share Unit Program | Morphosys share
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	65.29%
June 2022 Performance Share Unit Program | NASDAQ biotech index
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	17.67%
October 2022 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 34.00
Remaining Performance Term of Program in Years	2 years 9 months
Risk-free Interest Rate in %	2.29%
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 22.83
October 2022 Performance Share Unit Program | Morphosys share
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	62.92%
October 2022 Performance Share Unit Program | NASDAQ biotech index
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	16.94%
MorphoSys US – April 2023 Restricted Stock Unit Plan
Performance Share Unit Programs [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 34.00
Remaining Performance Term of Program in Years	3 years 3 months
Risk-free Interest Rate in %	2.22%
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 21.03
MorphoSys US – April 2023 Restricted Stock Unit Plan | Morphosys share
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	59.28%
MorphoSys US – April 2023 Restricted Stock Unit Plan | NASDAQ biotech index
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	17.71%
MorphoSys US Inc. – October 2023 Restricted Stock Unit Plan
Performance Share Unit Programs [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 34.00
Remaining Performance Term of Program in Years	3 years 9 months
Risk-free Interest Rate in %	2.13%
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 25.28
MorphoSys US Inc. – October 2023 Restricted Stock Unit Plan | Morphosys share
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	57.35%
MorphoSys US Inc. – October 2023 Restricted Stock Unit Plan | NASDAQ biotech index
Performance Share Unit Programs [Line Items]
Expected volatility (in percentage)	17.93%